Acquisition - Purchase price allocation (Details) ¥ in Thousands, $ in Thousands	Jan. 13, 2020	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Purchase price allocation
Goodwill		¥ 115,414	$ 18,111	¥ 115,414
Longye.
Purchase price allocation
Goodwill		115,414
Net liabilities assumed		(18,021)
Deferred tax liabilities		(6,483)
Purchase price allocation		116,865
Customer relationships
Purchase price allocation
Amortization period	3 years
Customer relationships | Longye.
Purchase price allocation
Intangible assets		3,300
Trade names
Purchase price allocation
Amortization period	10 years
Trade names | Longye.
Purchase price allocation
Intangible assets		4,822
Developed technology
Purchase price allocation
Amortization period	7 years
Developed technology | Longye.
Purchase price allocation
Intangible assets		¥ 17,833